Share-Based Compensation - Non-cash stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation
Stock-based compensation expense	$ 4,530	$ 199
Research and development
Stock-Based Compensation
Stock-based compensation expense	2,896	98
General and administrative
Stock-Based Compensation
Stock-based compensation expense	$ 1,634	$ 101